Financing receivables, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Short-term:
Short-term financing receivables	¥ 84,858		¥ 110,418
Allowance for credit losses	(23,391)		(23,331)
Short-term financing receivables, net	¥ 61,467	$ 8,678	¥ 87,087